PLEDGED ASSETS - Assets Pledged By Counterparties (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Pledged Assets [Line Items]
Securities Pledged By Counterparties	$ 6,456	$ 1,418
Cash
Pledged Assets [Line Items]
Securities Pledged By Counterparties	6,203	1,418
US Treasury Securities [Member]
Pledged Assets [Line Items]
Securities Pledged By Counterparties	253	0
Repurchase Agreement [Member]
Pledged Assets [Line Items]
Securities Pledged By Counterparties	373	1,418
Repurchase Agreement [Member] | Cash
Pledged Assets [Line Items]
Securities Pledged By Counterparties	120	1,418
Repurchase Agreement [Member] | US Treasury Securities [Member]
Pledged Assets [Line Items]
Securities Pledged By Counterparties	253	0
Derivative Agreements [Member]
Pledged Assets [Line Items]
Securities Pledged By Counterparties	6,083	0
Derivative Agreements [Member] | Cash
Pledged Assets [Line Items]
Securities Pledged By Counterparties	6,083	0
Derivative Agreements [Member] | US Treasury Securities [Member]
Pledged Assets [Line Items]
Securities Pledged By Counterparties	$ 0	$ 0